Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. Related Party Transactions

The Company closed two public offerings in January 2019, in which various executives and directors purchased shares at the public offering price. On January 14, 2019, John Pappajohn, who was then a Director, John Roberts, the Company’s President and Chief Executive Officer, and Geoffrey Harris, a Director, purchased 33 thousand shares, 3 thousand shares and 3 thousand shares, respectively, at the public offering price of $ 6.75 per share. On January 31, 2019, John Pappajohn, John Roberts, Edmund Cannon, a Director, and M. Glenn Miles, the Company’s Chief Financial Officer, purchased 33 thousand shares, 6 thousand shares, 1 thousand shares and 5 thousand shares, respectively, at the public offering price of $ 6.90 per share.

Note 20. Related Party Transactions

The Company had a consulting agreement with Equity Dynamics, Inc. (“EDI”), an entity controlled by John Pappajohn, the former Chairman of the Board of Directors, effective April 1, 2014 through August 31, 2018, pursuant to which EDI received a monthly fee of $10 thousand. The Company expensed $80 thousand for the year ended December 31, 2018 related to this agreement. At December 31, 2019 and 2018, the Company had accrued liabilities of $0 and $70 thousand, respectively, for unpaid fees to EDI.

At December 31, 2019 and 2018, John Pappajohn had 18 thousand warrants outstanding to purchase shares of the Company’s common stock at a weighted-average exercise price of $280.14 per share.

Various executives, directors and former directors purchased shares as part of the 2019 Offerings at the public offering price. On January 14, 2019, John Pappajohn, John Roberts, the Company’s President and Chief Executive Officer, and Geoffrey Harris, a Director, purchased 33 thousand shares, 3 thousand shares and 3 thousand shares, respectively, at the public offering price of $6.75 per share. On January 31, 2019, John Pappajohn, John Roberts, Edmund Cannon, a Director, and M. Glenn Miles, the Company’s Chief Financial Officer, purchased 33 thousand shares, 6 thousand shares, 1 thousand shares and 5 thousand shares, respectively, at the public offering price of $6.90 per share.

On July 23, 2019, the Company issued 3 thousand stock options to each of its five non-employee directors. The options will vest in equal monthly installments over the next twelve months and have an exercise price of $4.50 per share. The directors have waived their rights to any claim for past due director compensation of $263 thousand as a condition of these option grants.

On January 2, 2020, the Company issued 10 thousand stock options each to M. Glenn Miles and Ralf Brandt, the Company’s President of Discovery & Early Development Services. The options will vest in equal monthly installments over twelve months and have an exercise price of $5.53 per share.